Liquidity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Liquidity [Line Items]
Net loss	$ (6,604,789)	$ (2,729,788)
Net operating cash outflow	(6,193,088)	$ (6,913,290)
Accumulated deficit	(70,824,179)		$ (65,337,075)
Unrestricted cash or cash equivalents	2,300,000
Undrawn line of credit facility	$ 12,000,000